ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Summary of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2019	2020
Accrued sales rebates	$6,520	$15,511
Accrued product warranties	2,663	2,705
Accrued incentives	2,448	11,244
Accrued vacation	2,425	3,805
Accrued payroll	2,334	6,098
Deferred offering costs	—	1,040
Accrued third-party services	1,556	2,172
Other	4,287	8,031
Total accrued expenses and other current liabilities	$22,233	$50,606